Goodwill - Schedule of Changes in Goodwill (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	$ 12,868,122	$ 12,400,743
Foreign currency exchange differences	216,178	467,379
Goodwill at end of period	$ 13,084,300	$ 12,868,122